Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Accumulated losses	Total
Balance at Dec. 31, 2021		$ 31		$ 7,689	$ (6,913)	$ 807
Balance (in Shares) at Dec. 31, 2021	[1]	139,211
CHANGES DURING THE YEAR 2022:
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses of $1.6 million		$ 11		14,308		14,319
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses of $1.6 million (in Shares)	[1]	46,875
Conversion of SAFEs (as defined in Note 10) into ordinary shares upon completion of initial public offering (Note 10)		$ 1		399		400
Conversion of SAFEs (as defined in Note 10) into ordinary shares upon completion of initial public offering (Note 10) (in Shares)	[1]	1,477
Issuance of ordinary shares as a result of exercise of warrants			[2]	160		160
Issuance of ordinary shares as a result of exercise of warrants (in Shares)	[1]	500
Exercise of options			[2]
Exercise of options (in Shares)	[1]	58
Share-based compensation				790		790
Comprehensive loss					(6,496)	(6,496)
Balance at Dec. 31, 2022		$ 43		23,346	(13,409)	9,980
Balance (in Shares) at Dec. 31, 2022	[1]	188,121
CHANGES DURING THE YEAR 2022:
Shares issued in the public offering, net of issuance cost		$ 11		1,659		1,670
Shares issued in the public offering, net of issuance cost (in Shares)	[1]	55,556
Issuance of shares to April 2021 investors (Note 10)		$ 1		(1)		0
Issuance of shares to April 2021 investors (Note 10) (in Shares)	[1]	2,114
Exercise of warrants		$ 2		1,447		1,449
Exercise of warrants (in Shares)	[1]	9,052
Share-based compensation				241		241
Comprehensive loss					(7,814)	(7,814)
Balance at Dec. 31, 2023		$ 57		26,692	(21,223)	5,526
Balance (in Shares) at Dec. 31, 2023	[1]	254,843
CHANGES DURING THE YEAR 2022:
Issuance of shares associated with the SEPA (Note 1.d)		$ 10		4,343		4,353
Issuance of shares associated with the SEPA (Note 1.d) (in Shares)	[1]	307,175
Issuance of units of ordinary shares pre funded warrants and warrants under registered direct offering				1,578		1,578
Issuance of units of ordinary shares pre funded warrants and warrants under registered direct offering (in Shares)	[1]	127,500
Issuance of ordinary shares to service provider				100		100
Issuance of ordinary shares to service provider (in Shares)	[1]	9,765
Issuance of ordinary shares for the reverse split process (in Shares)	[1]	8,180
Share-based compensation				182		182
Comprehensive loss					(7,879)	(7,879)
Balance at Dec. 31, 2024		$ 67		$ 32,895	$ (29,102)	$ 3,860
Balance (in Shares) at Dec. 31, 2024	[1]	707,463

[1]	The share and per share information in these financial statements reflects the Reverse Share Splits.
[2]	Represent an amount less than $500